SMA Relationship Trust	Prospectus Supplement

SMA Relationship Trust
Series S
Prospectus Supplement

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Prospectus of the Series S series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2014, as follows:

The second sentence of the first paragraph under the heading “Principal strategies” and the sub-heading “Principal investments” on page 17 of the Prospectus is deleted in its entirety and replaced by the following:

Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.

In addition, the second sentence of the second paragraph under the heading “More information about the funds—Series S” and the sub-heading “Investment objective, strategies, securities selection and risks” and the caption “Principal investment strategies” on page 47 of the Prospectus is deleted in its entirety and replaced by the following:

Small capitalization companies are those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-685

SMA Relationship Trust	SAI Supplement

SMA Relationship Trust
Series S
Supplement to the Statement of Additional Information

July 23, 2014

Dear Investor,

The purpose of this supplement is to update the Statement of Additional Information (“SAI”) of the Series S series of shares (the “Fund”) of SMA Relationship Trust dated April 30, 2014, as follows:

The seventh sentence of the first paragraph under the heading “The Funds’ investments and related risks” and the sub-heading “Equity securities” on page 14 of the SAI is deleted in its entirety and replaced by the following:

Series S primarily invests in US small capitalization companies with market capitalizations of those companies within the range of the largest and smallest company in the Russell 2000 Index at the time of purchase.

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.

ZS-686